Employee benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee benefits

15. Employee benefits

Employee Tax-Deferred Savings Plans

The Company offers a 401(k) savings plan (the “401(k) Plan”) to all full-time employees that provides for tax-deferred salary deductions for eligible employees (beginning the first month following an employee’s hire date). Employees may choose to make voluntary contributions of their annual compensation to the 401(k) Plan, limited to an annual maximum amount as set periodically by the IRS. Employee contributions are fully vested when made. Under the 401(k) Plan, there is no option available to the employee to receive or purchase the Company’s common stock. Matching contributions of 5% under the 401(k) Plan aggregated $0.2 and $0.2 million for the years ended December 31, 2024 and 2023, respectively.

Employee Defined Benefit Plans

Under Greek labor law, employees are entitled to staff leaving indemnity in the event of dismissal or retirement with the amount of payment varying in relation to the employee’s compensation, length of service and manner of termination (dismissed or retired). Employees who resign or are dismissed with cause are not entitled to staff leaving indemnity. The provision for retirement obligations is classified as defined benefit plan under ASC 715-30 and is based on an actuarial valuation.

As of December 31, 2024 and 2023, the defined benefit obligation presented in the consolidated balance sheets was $0.1 million and $0.1 million, respectively.

The changes in the defined benefit obligation for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	Years Ended December 31,
	2024	2023
Liability at beginning of year	$83	$72
Interest cost	3	2
Service cost	16	22
Actuarial (gains) / losses	-	(15)
Foreign exchange fluctuations	(5)	2
Liability at end of year	$97	$83

For the years ended December 31, 2024 and 2023, the amounts included in the consolidated statements of operations and in the consolidated statements of comprehensive income (loss) were as follows (in thousands):

	Years Ended December 31,
	2024	2023
Amounts included on the consolidated statements of operations:
Interest cost	$3	$2
Service cost	16	22
Total	$19	$24

	Years Ended December 31,
	2024	2023
Amounts included on the consolidated statements of comprehensive income (loss):
Actuarial (gains) / losses	$-	$(15)
Total	$-	$(15)

Methodology

ASC 715 requires that retirement benefit arrangements should be classified as defined benefit or defined contribution plans. Defined contribution plans are accounted for on a cash basis, i.e., the Net Periodic Benefit Cost in any period is equal to the employer cash contributions. The accounting treatment of defined benefit plans is more complicated and requires actuarial valuations because the standard requires the costs of defined benefit plans to be attributed to periods of employee service.

The Retirement Indemnities Plan (under Greek Law 4093) has been classified by the Company as unfunded defined benefit plans for ASC 715 accounting purposes.

The actuarial methodology uses an approach which considers the benefits in respect of service completed before the valuation date (past service) separately from benefits in respect of service expected to be completed after the valuation date (future service). This approach enables us to determine the defined benefit obligation and the cost of the benefits accruing in the year following the valuation date.

The calculation is based on the Projected Unit Credit method.

Actuarial Assumptions

The actuarial assumptions are the best estimates at the valuation date and are taken into account at the calculation of the Defined Benefit Obligation.

The principal actuarial assumptions used are:

	Valuation Date
Financial Assumptions	December 31, 2024	December 31, 2023
Discount rate	3.08%	3.08%
Future salary increases	2.40%	2.40%
Inflation	1.10%	2.10%

Valuation Date
Demographic Assumptions	December 31, 2024	December 31, 2023
Mortality(1)	EVK 2000 (male and female)
Disability(1)	50% EVK 2000
Retirement age limits(2)	As defined by the Greek main insurance institution for each employee.
Turnover(3)	0.00%

(1)	Mortality Table: The mortality rate of employees is defined according to EVK 2000 (male and female), which is widely accepted as unbiased.
(2)	Turnover Rates: For the purposes of the actuarial study, the turnover rate was estimated based on the Company’s historical data, estimated future development and long-term economic trends.
(3)	Retirement ages are those provided by primary Greek insurance carrier and depend mainly on sex, class of worker, having incorporated the latest additions to the age limits of Greek Laws 4093/2012 and 4336/2015.

Sensitivity Analysis

The sensitivity analysis of defined benefit obligation against changes in principal assumptions is as follows:

	Effect on liability in financial year 2024
	Change in assumption by	Increase in assumption	Decrease in assumption
Discount rate	0.50%	-9%	+10%
Annual salary increase	0.50%	+6%	-8%